Asset Sales - Additional Information (Q1) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Asset Sale And License Agreement [Line Items]
Asset sales		$ 785	$ (7)	$ 2,518	$ (22)
IK-175 | Asset Purchase Agreement
Asset Sale And License Agreement [Line Items]
Asset sales		$ 400
Assets held for sale cash consideration	$ 400